Fair Value Measurements	12 Months Ended
Sep. 30, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 11 — Fair Value Measurements

The Company has adopted ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The adoption of ASC 820 did not have an impact on the Company’s financial position or results of operations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2013, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	September 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	$43,385,733	$43,385,733		$-	$-
Liabilities:
Warrant liability	$3,948,533	$-	$		$3,948,533

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3):

Balance – September 30, 2012	$-
Correction of an error	4,012,640
Issuance of 200,000 warrants as part of Units on November 29, 2012	104,745
Change in fair value	(168,851)
Balance – September 30, 2013	$3,948,533